SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2022
Subsidiary Public Issuer [Abstract]
Condensed Financial Information
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$—	$—	$3,681	$3,681
Net income (loss) attributable to partnership(1)	70	—	—	—	176	(70)	176

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021
Revenues	$—	$—	$—	$—	$—	$2,663	$2,663
Net income (loss) attributable to partnership(1)	192	—	—	119	233	(192)	352

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS
Revenues	$—	$—	$—	$—	$—	$7,092	$7,092
Net income (loss) attributable to partnership(1)	76	—	—	—	246	(76)	246

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021
Revenues	$—	$—	$—	$—	$—	$5,346	$5,346
Net income (loss) attributable to partnership(1)	281	—	—	134	408	(281)	542

AS OF JUNE 30, 2022
Current assets	$—	$—	$—	$—	$—	$5,824	$5,824
Non-current assets	6,630	—	1,045	2,999	9,282	48,119	68,075
Current liabilities	—	—	209	—	—	8,686	8,895
Non-current liabilities	—	2,714	—	84	—	36,167	38,965
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,282	2,282
BIPC exchangeable shares	—	—	—	—	—	1,303	1,303
Exchangeable units(5)	—	—	—	—	—	75	75
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	15,720	15,720
Preferred unitholders	—	—	—	—	—	918	918

AS OF DECEMBER 31, 2021
Current assets	$—	$—	$—	$—	$—	$4,896	$4,896
Non-current assets	6,840	—	1,045	2,373	9,835	48,972	69,065
Current liabilities	—	—	232	—	—	8,429	8,661
Non-current liabilities	—	2,288	—	—	—	36,621	38,909
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,408	2,408
BIPC exchangeable shares	—	—	—	—	—	1,369	1,369
Exchangeable units(5)	—	—	—	—	—	85	85
In operating subsidiaries	—	—	—	—	—	15,658	15,658
Preferred unitholders	—	—	—	—	—	1,138	1,138
1.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
2.Includes investments in all subsidiaries of our partnership under the equity method.
3.Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
4.Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.